Derivatives	3 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
(11) Derivatives

Commodity Swaps

The Partnership manages its exposure to fluctuation in commodity prices by hedging the impact of market fluctuations. Swaps are used to manage and hedge price and location risk related to these market exposures. Swaps are also used to manage margins on offsetting fixed-price purchase or sale commitments for physical quantities of natural gas and NGLs. The Partnership does not designate transactions as cash flow or fair value hedges for hedge accounting treatment under FASB ASC 815. Therefore, changes in the fair value of the Partnership's derivatives are recorded in revenue in the period incurred. In addition, the Partnership's risk management policy does not allow the Partnership to take speculative positions with its derivative contracts.

The Partnership commonly enters into index (float-for-float) or fixed-for-float swaps in order to mitigate its cash flow exposure to fluctuations in the future prices of natural gas, NGLs and crude oil. For natural gas, index swaps are used to protect against the price exposure of daily priced gas versus first-of-month priced gas. They are also used to hedge the basis location price risk resulting from supply and markets being priced on different indices. For natural gas, NGLs, condensate and crude, fixed-for-float swaps are used to protect cash flows against price fluctuations: (1) where the Partnership receives a percentage of liquids as a fee for processing third-party gas or where the Partnership receives a portion of the proceeds of the sales of natural gas and liquids as a fee, (2) in the natural gas processing and fractionation components of its business and (3) where the Partnership is mitigating the price risk for product held in inventory or storage.

The components of gain (loss) on derivative activity in the consolidated statements of operations relating to commodity swaps are as follows for the three months ended March 31, 2015 and 2014 (in millions):

	Three Months Ended March 31,
	2015	2014*
Change in fair value of derivatives	$(3.7)	$(0.7)
Realized gain (loss) on derivatives	3.9	(0.6)
Gain (loss) on derivative activity	$0.2	$(1.3)

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.

The fair value of derivative assets and liabilities relating to commodity swaps are as follows (in millions):

	March 31, 2015	December 31, 2014
Fair value of derivative assets — current	$14.3	$16.7
Fair value of derivative assets — long term	7.6	10.0
Fair value of derivative liabilities — current	(3.0)	(3.0)
Fair value of derivative liabilities — long term	(1.5)	(2.0)
Net fair value of derivatives	$17.4	$21.7

Set forth below is the summarized notional volumes and fair value of all instruments held for price risk management purposes and related physical offsets at March 31, 2015. The remaining term of the contracts extend no later than December 2016.

			March 31, 2015
Commodity	Instruments	Unit	Volume	Fair Value
			(In millions)
NGL (short contracts)	Swaps	Gallons	(54.7)	$21.7
NGL (long contracts)	Swaps	Gallons	44.6	(4.1)
Natural Gas (short contracts)	Swaps	MMBtu	(0.6)	0.1
Natural Gas (long contracts)	Swaps	MMBtu	0.4	(0.3)
Condensate (short contracts)	Swaps	MMbbls	—	(0.1)
Condensate (long contracts)	Swaps	MMbbls	—	0.1
Total fair value of derivatives				$17.4

On all transactions where the Partnership is exposed to counterparty risk, the Partnership analyzes the counterparty's financial condition prior to entering into an agreement, establishes limits and monitors the appropriateness of these limits on an ongoing basis. The Partnership primarily deals with two types of counterparties, financial institutions and other energy companies, when entering into financial derivatives on commodities. The Partnership has entered into Master International Swaps and Derivatives Association Agreements ("ISDAs") that allow for netting of swap contract receivables and payables in the event of default by either party. If the Partnership's counterparties failed to perform under existing swap contracts, the Partnership's maximum loss as of March 31, 2015 of $21.9 million would be reduced to $17.4 million due to the offsetting of gross fair value payables against gross fair value receivables as allowed by the ISDAs.

Fair Value of Derivative Instruments

Assets and liabilities related to the Partnership's derivative contracts are included in the fair value of derivative assets and liabilities and the profit and loss on the mark to market value of these contracts are recorded net as a loss on derivatives in the consolidated statement of operations. The Partnership estimates the fair value of all of its derivative contracts using actively quoted prices. The estimated fair value of derivative contracts by maturity date was as follows (in millions):

	Maturity Periods
	Less than one year	One to two years	More than two years	Total fair value
March 31, 2015	$11.3	$6.1	$—	$17.4